DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Notional amount of derivative positions
The aggregate notional amount of our company’s derivative positions at December 31, 2024 and 2023 were as follows:

		As of December 31,
US$ MILLIONS	Note	2024	2023
Interest rate swaps and other	(a)	$2,556	$2,946
		$2,556	$2,946
The following table presents the change in fair values of our company’s derivative positions during the years ended December 31, 2024 and 2023:

US$ MILLIONS	Unrealized Gains During 2024	Unrealized Losses During 2024	Net Change During 2024	Net Change During 2023
Interest rate swaps and other	$56	$(7)	$49	$(12)
	$56	$(7)	$49	$(12)

Disclosure of information about terms and conditions of hedging instruments
The following table presents the notional amounts underlying our company’s derivative instruments by term to maturity as at December 31, 2024 and the comparative notional amounts at December 31, 2023. Our Company’s derivative instruments qualify for hedge accounting:

	2024				2023
US$ MILLIONS	< 1 year	1 to 5 years	> 5 years	Total Notional Amount	Total Notional Amount
Interest rate swaps and other	$870	$1,436	$250	$2,556	$2,946
	$870	$1,436	$250	$2,556	$2,946

Disclosure of derivatives elected for hedge accounting	Changes in the fair value of the effective portion of the hedges are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2024			2023
AS AT AND FOR THE YEARS ENDED (US$ MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges	$2,556	$1	$—	$2,946	$(24)	$—